DEBT (Details) - USD ($)	Dec. 31, 2016	Aug. 31, 2016	Jul. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Line of Credit	$ 11,000			$ 20,000
Maturities of Long-term Debt [Abstract]
2016	67,365,000
2017	67,368,000
2018	67,362,000
2019	376,948,000
2020	335,896,000
Thereafter	77,692,000
Total debt	992,631,000			806,456,000
Assets pledged [Abstract]
Vessels, net,	1,477,395,000			1,189,198,000
Long-term Debt, Current Maturities	67,365,000			57,575,000
Deferred finance costs, net.	10,674,000			3,186,000
Vessels by Name [Member]
Assets pledged [Abstract]
Vessels, net,	1,476,889,000			1,186,230,000
Loans Payable [Member] | Term Loan Facility, $420 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount								$ 420,000,000.0
Loans Payable [Member] | Term Loan Facility, $146.4 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount								146,400,000.0
Loans Payable [Member] | Term Loan Facility, $200.0 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount								$ 200,000,000.0
Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				500,100,000.0
Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 60,600,000.0
Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 466,500,000.0
Loans Payable [Member] | Term Loan Facility, $60.0 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 60,000,000.0
Loans Payable [Member] | Term loan facility, $109.2 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 109,200,000
Loans Payable [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 328,400,000
US Dollar denominated floating rate debt [Member] | Term Loan Facility, $466.5 Million [Member]
Maturities of Long-term Debt [Abstract]
Total debt	466,500,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member]
Maturities of Long-term Debt [Abstract]
Total debt	992,620,000			806,436,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member]
Maturities of Long-term Debt [Abstract]
Total debt	461,997,000			500,100,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member]
Maturities of Long-term Debt [Abstract]
Total debt	54,530,000			57,999,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member]
Maturities of Long-term Debt [Abstract]
Total debt	314,315,000			248,337,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility, $109.2 Million [Member]
Maturities of Long-term Debt [Abstract]
Total debt	53,797,000			0
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $328.4 million [Member]
Maturities of Long-term Debt [Abstract]
Total debt	$ 107,981,000			$ 0